Note 20 - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Carrying value [Member]
Loans
Securitization notes		€ 325	€ 372
Other		10	14
Total loans		336	385
Financial assets held at Fair Value through the P&L:
Securitization notes		36	22
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	5
Total financial assets at fair value through profit or loss		36	27
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		457	112
Other		0	0
Total financial assets at fair value through other comprehensive income		457	112
Total financial assets representing on-going involvement		828	524
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		11	61
Total financial liabilities representing on-going involvement		11	61
Fair value [Member]
Loans
Securitization notes		334	372
Other		10	14
Total loans		344	385
Financial assets held at Fair Value through the P&L:
Securitization notes		36	22
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	5
Total financial assets at fair value through profit or loss		36	27
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		465	112
Other		0	0
Total financial assets at fair value through other comprehensive income		465	112
Total financial assets representing on-going involvement		845	524
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		11	61
Total financial liabilities representing on-going involvement		11	61
Maximum Exposure to Loss [Member]
Loans
Securitization notes	[1]	334	372
Other	[1]	10	14
Total loans	[1]	344	385
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	36	22
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	5
Total financial assets at fair value through profit or loss	[1]	36	27
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	465	112
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	465	112
Total financial assets representing on-going involvement	[1]	845	524
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.